                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
Municipal Bonds and Notes--116.4%
California--109.4%
$       100,000   Adelanto, CA Elementary School
                  District Community Facilities District
                  No. 1(1)                                    4.900%       09/01/2014   $       90,344
      2,675,000   Adelanto, CA Elementary School
                  District Community Facilities District
                  No. 1(1)                                    5.250        09/01/2026        1,897,832
      7,310,000   Adelanto, CA Elementary School
                  District Community Facilities District
                  No. 1(1)                                    5.350        09/01/2036        4,651,572
      2,075,000   Adelanto, CA Elementary School
                  District Community Facilities District
                  No. 1(1)                                    5.400        09/01/2036        1,330,801
         55,000   Adelanto, CA Improvement Agency,
                  Series B(1)                                 5.500        12/01/2023           54,997
      3,000,000   Adelanto, CA Public Utility
                  Authority(1)                                6.750        07/01/2039        3,082,080
      3,025,000   Agua Mansa, CA Industrial Growth
                  Assoc. Special Tax(1)                       6.500        09/01/2033        2,908,961
      1,640,000   Alhambra, CA (Atherton Baptist
                  Homes)(1)                                   7.500        01/01/2030        1,707,191
      1,000,000   Alhambra, CA (Atherton Baptist
                  Homes)(1)                                   7.625        01/01/2040        1,043,380
         25,000   Alvord, CA Unified School District
                  Community Facilities District(1)            5.875        09/01/2034           24,822
        100,000   Alvord, CA Unified School District
                  Community Facilities District Special
                  Tax(1)                                      4.500        09/01/2017           90,808
      1,580,000   Alvord, CA Unified School District
                  Community Facilities District Special
                  Tax(1)                                      5.000        09/01/2036        1,186,485
      1,295,000   Alvord, CA Unified School District
                  Community Facilities District Special
                  Tax(1)                                      5.000        09/01/2036          976,547
      3,000,000   Anaheim, CA Public Financing Authority
                  (Anaheim Electric System
                  Distribution)(2)                            5.250        10/01/2034        3,126,308
      7,000,000   Anaheim, CA Public Financing Authority
                  (Anaheim Electric System
                  Distribution)(2)                            5.250        10/01/2039        7,294,718
        500,000   Arvin, CA Community Redevel. Agency(1)      5.000        09/01/2025          406,830
      2,435,000   Arvin, CA Community Redevel. Agency(1)      5.125        09/01/2035        1,829,464
        600,000   Arvin, CA Community Redevel. Agency
                  Tax Allocation(1)                           6.500        09/01/2038          548,106
        975,000   Azusa, CA Special Tax Community
                  Facilities District No. 05-1(1)             5.000        09/01/2021          783,266
      2,685,000   Azusa, CA Special Tax Community
                  Facilities District No. 05-1(1)             5.000        09/01/2027        1,970,548
      9,585,000   Azusa, CA Special Tax Community
                  Facilities District No. 05-1(1)             5.000        09/01/2037        6,387,636
      1,000,000   Bakersfield, CA Improvement Bond Act
                  1915(1)                                     5.000        09/02/2027          756,380
        850,000   Bakersfield, CA Improvement Bond Act        5.125        09/02/2026          718,182
                  1915(1)
        465,000   Bakersfield, CA Improvement Bond Act
                  1915(1)                                     5.350        09/02/2022          400,793
      1,260,000   Bakersfield, CA Improvement Bond Act
                  1915(1)                                     5.400        09/02/2025        1,057,707
      1,630,000   Bakersfield, CA Improvement Bond Act
                  1915(1)                                     7.375        09/02/2028        1,611,222
     10,000,000   Bay Area CA Toll Authority (San
                  Francisco Bay Area)(2)                      5.500        04/01/2043       10,714,700
     10,000,000   Bay Area CA Toll Authority (San
                  Francisco Bay Area)(2)                      5.625        04/01/2044       10,910,750
      3,700,000   Beaumont, CA Financing Authority,
                  Series A(1)                                 5.350        09/01/2036        2,881,412


                    1 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
    $ 1,050,000   Beaumont, CA Financing Authority,
                  Series A(1)                                 6.875%       09/01/2036   $    1,014,615
          5,000   Beaumont, CA Financing Authority,
                  Series A(1)                                 7.000        09/01/2023            5,000
        685,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 5.000        09/01/2027          553,316
      3,170,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 5.050        09/01/2037        2,384,220
      2,000,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 6.000        09/01/2034        1,890,020
      1,525,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 6.000        09/01/2034        1,327,070
        450,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 8.625        09/01/2034          469,251
        225,000   Beaumont, CA Financing Authority,
                  Series B(1)                                 8.875        09/01/2034          236,765
      2,340,000   Beaumont, CA Financing Authority,
                  Series C(1)                                 5.500        09/01/2035        1,874,714
      2,000,000   Beaumont, CA Financing Authority,
                  Series D(1)                                 5.800        09/01/2035        1,833,940
      3,245,000   Beaumont, CA Financing Authority,
                  Series E(1)                                 6.250        09/01/2038        3,123,994
        500,000   Blythe, CA Community Facilities
                  District Special Tax (Hidden
                  Beaches)(1)                                 5.300        09/01/2035          392,105
         30,000   Blythe, CA Redevel. Agency (Redevel.
                  Project No. 1 Tax Allocation)(1)            5.650        05/01/2029           26,414
      7,430,000   Brentwood, CA Infrastructure Financing
                  Authority(1)                                5.200        09/02/2036        5,707,057
         25,000   Buena Park, CA Special Tax (Park
                  Mall)(1)                                    6.100        09/01/2028           22,886
         60,000   Butte County, CA Hsg. Authority
                  (Affordable Hsg. Pool)(1)                   7.000        10/01/2020           60,091
      8,000,000   CA ABAG Finance Authority for
                  NonProfit Corporations (Casa De Las
                  Campanas)(1)                                6.000        09/01/2037        8,091,360
      2,025,000   CA ABAG Finance Authority for
                  NonProfit Corporations (Channing
                  House)(1)                                   5.500        02/15/2029        1,794,859
         65,000   CA ABAG Finance Authority for
                  NonProfit Corporations (Redding
                  Assisted Living Corp.)(1)                   5.250        11/15/2031           50,494
      4,000,000   CA ABAG Finance Authority for
                  Nonprofit Corporations (The Jackson
                  Lab)(1)                                     5.750        07/01/2037        4,004,280
         10,000   CA ABAG Finance Authority for
                  NonProfit Corporations COP (Merced
                  Family Health Centers)(1)                   5.950        01/01/2024           10,007
         25,000   CA ABAG Finance Authority for
                  NonProfit Corporations COP (Palo Alto
                  Gardens Apartments)                         5.350        10/01/2029           25,000
      4,300,000   CA ABAG Finance Authority for
                  NonProfit Corporations COP (Redwood
                  Senior Homes & Services)(1)                 6.125        11/15/2032        4,194,779
         75,000   CA Affordable Hsg. Agency (Merced
                  County Hsg. Authority)(1)                   6.000        01/01/2023           64,899
         20,000   CA Bay Area Government Association(1)       4.125        09/01/2019           18,247
     10,530,000   CA County Tobacco Securitization Agency     5.000        06/01/2047        7,144,184
     39,700,000   CA County Tobacco Securitization Agency     5.750(3)     06/01/2057          534,759
     16,700,000   CA County Tobacco Securitization Agency     5.820(3)     06/01/2033        2,070,633
     43,500,000   CA County Tobacco Securitization Agency     5.890(3)     06/01/2046        1,840,050
     45,600,000   CA County Tobacco Securitization Agency     6.125(3)     06/01/2057          462,840
     20,000,000   CA County Tobacco Securitization Agency     6.300(3)     06/01/2055          246,800
     82,110,000   CA County Tobacco Securitization Agency     6.423(3)     06/01/2046        3,473,253
     51,500,000   CA County Tobacco Securitization Agency     6.700(3)     06/01/2057          444,960
     55,250,000   CA County Tobacco Securitization Agency     6.901(3)     06/01/2057          477,360


                    2 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$    71,700,000   CA County Tobacco Securitization Agency     7.000%(3)    06/01/2055   $      884,778
    347,900,000   CA County Tobacco Securitization Agency     7.550(3)     06/01/2055        3,677,303
    173,750,000   CA County Tobacco Securitization Agency     7.553(3)     06/01/2055        1,836,538
    409,500,000   CA County Tobacco Securitization Agency     8.251(3)     06/01/2055        4,328,415
      5,000,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            0.000(4)     06/01/2036        3,738,150
     28,225,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            0.000(4)     06/01/2041       20,612,153
     28,270,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            0.000(4)     06/01/2046       20,583,670
     19,815,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.125        06/01/2038       15,782,846
      3,725,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.125        06/01/2038        2,967,000
     11,315,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.250        06/01/2045        8,060,580
      6,000,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.250        06/01/2046        4,264,500
      4,375,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.750        06/01/2029        4,146,844
      9,125,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.875        06/01/2035        7,814,011
      1,250,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            5.875        06/01/2043        1,022,088
     10,545,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            6.000        06/01/2035        9,183,219
      3,825,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            6.125        06/01/2038        3,271,140
         50,000   CA County Tobacco Securitization
                  Agency (TASC)(1)                            6.125        06/01/2043           42,428
     86,970,000   CA County Tobacco Securitization
                  Agency (TASC)                               6.375(3)     06/01/2046        3,204,845
     65,800,000   CA County Tobacco Securitization
                  Agency (TASC)                               6.600(3)     06/01/2046        1,951,628
      9,975,000   CA Dept. of Veterans Affairs Home
                  Purchase(2)                                 5.000        12/01/2027        9,278,496
         10,000   CA Dept. of Water Resources (Center
                  Valley)(1)                                  5.400        07/01/2012           10,039
      4,405,000   CA Educational Facilities Authority
                  (California College of Arts &
                  Crafts)(1)                                  5.000        06/01/2035        3,707,028
        300,000   CA Educational Facilities Authority
                  (California College of Arts &
                  Crafts)(1)                                  5.750        06/01/2025          296,706
      1,750,000   CA Educational Facilities Authority
                  (Loyola Marymount University)(1)            5.125        10/01/2040        1,766,205
         10,000   CA GO(1)                                    5.000        10/01/2023           10,004
          5,000   CA GO(1)                                    5.125        02/01/2027            5,030
         20,000   CA GO(1)                                    5.125        03/01/2031           20,030
          5,000   CA GO(1)                                    5.125        06/01/2031            5,010
         35,000   CA GO(1)                                    5.250        06/01/2021           35,036
          5,000   CA GO(1)                                    5.500        10/01/2022            5,026
     15,000,000   CA GO(1)                                    6.000        03/01/2033       16,560,450
         60,000   CA GO(1)                                    6.250        10/01/2019           60,653
        200,000   CA GO(1)                                    6.250        10/01/2019          202,176
     10,000,000   CA GO(1)                                    6.500        04/01/2033       11,369,000
     88,410,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)(1)                             0.000(4)     06/01/2037       57,722,889
     95,520,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)(1)                             5.125        06/01/2047       66,710,213
      4,380,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)(1)                             5.750        06/01/2047        3,376,235
    205,940,000   CA Golden State Tobacco Securitization
                  Corp. (TASC)                                6.902(3)     06/01/2047        7,702,156


                    3 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       455,000   CA Health Facilities Financing
                  Authority (Hospital of the Good
                  Samaritan)(1)                               7.000%       09/01/2021   $      427,868
      2,500,000   CA Health Facilities Financing
                  Authority (Marshall Medical Center)(1)      5.000        11/01/2029        2,368,775
     14,215,000   CA Health Facilities Financing
                  Authority (Providence Health &
                  Service/Provident Health System-Oregon
                  Obligated Group)(2)                         5.500        10/01/2039       14,950,743
      3,500,000   CA Health Facilities Financing
                  Authority (Scripps Health)(1)               5.000        11/15/2036        3,494,820
      5,000,000   CA Health Facilities Financing
                  Authority (SJHS/SJHCN/SJHE/SJHO
                  Obligated Group)(1)                         5.750        07/01/2039        5,216,650
         80,000   CA Health Facilities Financing
                  Authority (Sutter Health)(1)                5.350        08/15/2028           80,092
        435,000   CA Health Facilities Financing
                  Authority (Verdugo Mental Health)           5.000        04/01/2028          418,057
     10,000,000   CA HFA (Home Mtg.)(2)                       5.050        02/01/2029        9,256,350
     12,600,000   CA HFA (Home Mtg.)(2)                       5.500        02/01/2042       13,361,859
      7,000,000   CA HFA (Home Mtg.)(1)                       5.550        08/01/2033        6,511,050
     10,000,000   CA HFA (Home Mtg.)(2)                       5.600        08/01/2038        9,419,100
     22,580,000   CA HFA (Home Mtg.)(2)                       5.950        08/01/2025       23,559,728
         25,000   CA HFA (Multifamily Hsg.)(1)                5.375        08/01/2028           25,001
        275,000   CA HFA (Multifamily Hsg.)(1)                5.950        08/01/2028          275,102
      2,700,000   CA HFA (Multifamily Hsg.)(1)                6.050        08/01/2027        2,724,084
        400,000   CA HFA (Multifamily Hsg.), Series A(1)      5.900        02/01/2028          400,136
         95,000   CA HFA (Multifamily Hsg.), Series B(1)      5.500        08/01/2039           89,852
         25,000   CA HFA, Series A(1)                         5.600        08/01/2011           25,043
      2,000,000   CA HFA, Series B(1)                         5.000        02/01/2028        1,842,680
        150,000   CA HFA, Series B-1(1)                       5.600        08/01/2017          150,038
      6,890,000   CA HFA, Series C(1)                         5.750        08/01/2030        7,238,358
      5,000,000   CA HFA, Series E(1)                         5.000        02/01/2024        4,659,950
         80,000   CA Home Mtg. Finance Authority
                  (Homebuyers Fund)(1)                        5.800        08/01/2043           80,341
     15,505,000   CA Home Mtg. Finance Authority
                  (Homebuyers Fund)(2)                        5.800        08/01/2043       15,627,255
      1,000,000   CA Home Mtg. Finance Authority
                  (Homebuyers Fund)(1)                        6.000        02/01/2049        1,039,250
         40,000   CA Independent Cities Lease Finance
                  Authority (Caritas Affordable Hsg.)(1)      5.375        08/15/2040           34,304
      6,430,000   CA Infrastructure and Economic Devel.
                  (Copia: The American Center for Wine,
                  Food and the Arts)                          5.000        12/01/2032        1,807,344
      4,885,000   CA Infrastructure and Economic Devel.
                  (Copia: The American Center for Wine,
                  Food and the Arts)                          5.530(3)     12/01/2026          299,109
      3,620,000   CA Infrastructure and Economic Devel.
                  (Copia: The American Center for Wine,
                  Food and the Arts)                          5.550(3)     12/01/2027          211,734
     25,250,000   CA Infrastructure and Economic Devel.
                  (Copia: The American Center for Wine,
                  Food and the Arts)                          5.624(3)     12/01/2032          578,225
      1,635,000   CA Infrastructure and Economic Devel.
                  (Copia: The American Center for Wine,
                  Food and the Arts)                          5.660(3)     12/01/2037           20,765


                    4 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       110,000   CA Lee Lake Water District Community
                  Facilities District No. 1 (Sycamore
                  Creek)(1)                                   6.000%       09/01/2033   $       95,618
     20,000,000   CA M-S-R Energy Authority(1)                6.500        11/01/2039       22,210,600
         65,000   CA M-S-R Public Power Agency (San
                  Juan)(1)                                    6.000        07/01/2022           69,479
         10,000   CA Mobilehome Park Financing Authority
                  (Palomar Estates East & West)(1)            5.100        09/15/2023            8,854
      1,005,000   CA Municipal Finance Authority
                  (King/Chavez)(1)                            8.750        10/01/2039        1,169,679
      1,500,000   CA Municipal Finance Authority
                  (OCEAA)(1)                                  7.000        10/01/2039        1,452,750
      1,500,000   CA Municipal Finance Authority
                  (Pilgrim Place Claremont)(1)                5.875        05/15/2029        1,551,480
      1,000,000   CA Municipal Finance Authority
                  (Pilgrim Place Claremont)(1)                6.125        05/15/2039        1,037,180
      1,005,000   CA Pollution Control Financing
                  Authority (Sacramento Biosolids
                  Facility)(1)                                5.500        12/01/2024          710,193
         85,000   CA Pollution Control Financing
                  Authority (San Diego Gas & Electric
                  Company)(1)                                 5.850        06/01/2021           85,074
        915,000   CA Pollution Control Financing
                  Authority (San Diego Gas & Electric
                  Company)(1)                                 5.850        06/01/2021          924,187
      5,000,000   CA Public Works(1)                          6.000        03/01/2035        5,222,300
        365,000   CA Public Works(1)                          6.125        11/01/2029          390,630
      7,750,000   CA Public Works(1)                          6.375        11/01/2034        8,326,833
      2,000,000   CA Public Works(1)                          6.625        11/01/2034        2,189,600
        900,000   CA Public Works (Dept. of Mental
                  Health)(1)                                  5.000        11/01/2031          841,509
     14,825,000   CA Public Works (Regents University)(2)     5.000        04/01/2034       15,005,529
     10,000,000   CA Public Works (Various Community
                  Colleges)(1)                                5.750        10/01/2030       10,277,600
     23,100,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)(2)                     5.500        02/01/2043       23,826,264
      3,885,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)(1)                     5.500        08/01/2047        2,368,840
        485,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)(1)                     5.500        08/01/2047          272,987
     13,850,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)(2)                     5.650        02/01/2049       14,311,469
     34,000,000   CA Silicon Valley Tobacco
                  Securitization Authority                    5.621(3)     06/01/2036        3,489,760
     21,465,000   CA Silicon Valley Tobacco
                  Securitization Authority                    5.680(3)     06/01/2041        1,407,245
     17,650,000   CA Silicon Valley Tobacco
                  Securitization Authority                    5.850(3)     06/01/2047          683,938
    165,000,000   CA Silicon Valley Tobacco
                  Securitization Authority                    6.300(3)     06/01/2056        1,846,350
    100,000,000   CA Silicon Valley Tobacco
                  Securitization Authority                    6.850(3)     06/01/2056          956,000
         95,000   CA Statewide CDA(1)                         5.000        09/02/2018           83,966
        135,000   CA Statewide CDA(1)                         5.000        09/02/2019          116,702
        235,000   CA Statewide CDA(1)                         5.125        09/02/2020          201,075
      2,855,000   CA Statewide CDA(1)                         5.125        09/02/2025        2,264,929
      8,070,000   CA Statewide CDA(1)                         5.200        09/02/2036        5,842,438
        100,000   CA Statewide CDA                            6.527(3)     09/01/2028           26,744
         75,000   CA Statewide CDA(1)                         6.625        09/01/2027           72,119
         50,000   CA Statewide CDA(1)                         6.750        09/01/2037           48,599


                    5 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       100,000   CA Statewide CDA                            6.773%(3)    09/01/2034   $       16,847
         15,000   CA Statewide CDA(1)                         7.000        07/01/2022           15,003
      3,000,000   CA Statewide CDA (Aspire Public
                  Schools)(1)                                 6.000        07/01/2040        2,970,810
      5,170,000   CA Statewide CDA (Berkeley Montessori
                  School)(1)                                  7.250        10/01/2033        5,187,837
        800,000   CA Statewide CDA (Citrus Gardens
                  Apartments)(1)                              6.500        07/01/2032          742,496
      1,355,000   CA Statewide CDA (Citrus Gardens
                  Apartments)(1)                              9.000        07/01/2032        1,186,289
      1,350,000   CA Statewide CDA (East Tabor
                  Apartments)(1)                              6.850        08/20/2036        1,433,538
         50,000   CA Statewide CDA (Eastfield Ming
                  Quong)(1)                                   5.500        06/01/2012           50,138
        750,000   CA Statewide CDA (Enloe Medical
                  Center)(1)                                  6.250        08/15/2033          774,375
      5,000,000   CA Statewide CDA (Fairfield
                  Apartments)(5,6)                            7.250        01/01/2035        2,000,150
         60,000   CA Statewide CDA (GP Steinbeck)             5.492(3)     03/20/2022           30,868
        745,000   CA Statewide CDA (Henry Mayo Newhall
                  Memorial Hospital)(1)                       5.000        10/01/2037          678,822
      1,000,000   CA Statewide CDA (Huntington Park
                  Charter School)(1)                          5.250        07/01/2042          718,740
      1,145,000   CA Statewide CDA (International School
                  Peninsula)(1)                               5.000        11/01/2025          933,255
      1,000,000   CA Statewide CDA (International School
                  Peninsula)(1)                               5.000        11/01/2029          773,960
         65,000   CA Statewide CDA (Lincoln
                  Apartments)(1)                              5.350        09/20/2036           65,584
      2,750,000   CA Statewide CDA (Live Oak School)(1)       6.750        10/01/2030        2,653,998
      5,910,000   CA Statewide CDA (Marin Montessori
                  School)(1)                                  7.000        10/01/2033        5,802,852
      2,141,800   CA Statewide CDA (Microgy Holdings)         9.000        12/01/2038          214,180
      6,240,000   CA Statewide CDA (Mountain Shadows
                  Community)(1)                               5.000        07/01/2031        4,698,845
      1,400,000   CA Statewide CDA (Napa Valley
                  Hospice)(1)                                 7.000        01/01/2034        1,292,382
      1,395,000   CA Statewide CDA (Notre Dame de Namur
                  University)(1)                              6.500        10/01/2023        1,294,797
      4,635,000   CA Statewide CDA (Notre Dame de Namur
                  University)(1)                              6.625        10/01/2033        4,135,347
         30,000   CA Statewide CDA (Quail Ridge
                  Apartments)(1)                              5.375        07/01/2032           24,752
      1,365,000   CA Statewide CDA (Quail Ridge
                  Apartments)(1)                              6.500        07/01/2032        1,172,644
      1,995,000   CA Statewide CDA (Quail Ridge
                  Apartments)(1)                              9.000        07/01/2032        1,658,444
        425,000   CA Statewide CDA (Rio Bravo)(1,5)           6.300        12/01/2018          390,354
     12,000,000   CA Statewide CDA (St. Josephs)(2)           5.750        07/01/2047       12,236,280
        220,000   CA Statewide CDA (Stonehaven Student
                  Hsg.)(1)                                    5.875        07/01/2032          189,444
         15,000   CA Statewide CDA (Sutter Health
                  Obligated Group)(1)                         5.500        08/15/2034           15,143
     16,000,000   CA Statewide CDA (Thomas Jefferson
                  School of Law)(1)                           7.250        10/01/2038       16,625,760
      1,500,000   CA Statewide CDA COP (Children's
                  Hospital of Los Angeles)(1)                 5.000        08/15/2047        1,226,790
         60,000   CA Statewide CDA COP (Children's
                  Hospital of Los Angeles)(1)                 5.250        08/15/2029           54,320
        165,000   CA Statewide CDA COP (Internext
                  Group)(1)                                   5.375        04/01/2030          150,774
        270,000   CA Statewide CDA Special Tax Community
                  Facilities District No. 97                  6.842(3)     09/01/2022          108,095
      9,690,000   CA Statewide CDA, Series A(1)               5.150        09/02/2037        6,929,028


                    6 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     5,980,000   CA Statewide CDA, Series B(1)               6.250%       09/02/2037   $    5,265,749
     45,175,000   CA Statewide Financing Authority
                  Tobacco Settlement                          6.375(3)     06/01/2046        1,664,699
    220,000,000   CA Statewide Financing Authority
                  Tobacco Settlement                          7.876(3)     06/01/2055        2,325,400
      7,975,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)(1)                6.000        05/01/2037        6,884,738
     11,745,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)(1)                6.000        05/01/2043        9,786,991
     30,010,000   CA Statewide Financing Authority
                  Tobacco Settlement (TASC)(1)                6.000        05/01/2043       25,007,033
     11,890,000   CA Valley Health System COP                 6.875        05/15/2023        6,525,708
         35,000   CA Valley Health System, Series A           6.500        05/15/2025           19,212
      1,360,000   CA Valley Sanitation District(1)            5.200        09/02/2030        1,088,938
        100,000   CA Western Hills Water District
                  Special Tax(1)                              5.000        09/01/2014           81,758
         25,000   CA Western Hills Water District
                  Special Tax(1)                              5.200        09/01/2019           16,754
         25,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              5.700        09/01/2011           23,738
        105,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              6.000        09/01/2024           67,154
      4,495,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              6.125        09/01/2031        2,642,296
        300,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              6.700        09/01/2020          221,889
         90,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              6.750        09/01/2022           64,394
      3,645,000   CA Western Hills Water District
                  Special Tax (Diablo Grande Community
                  Facilities)(1)                              6.875        09/01/2031        2,361,887
         10,000   CA William S. Hart Joint School
                  Financing Authority(1)                      5.600        09/01/2023           10,112
         10,000   CA William S. Hart Union School
                  District(1)                                 6.000        09/01/2033            9,658
      2,500,000   Calexico, CA Community Facilities
                  District
                  No. 2005-1 Special Tax (Hearthstone)(1)     5.500        09/01/2036          879,800
      2,325,000   Calexico, CA Community Facilities
                  District
                  No. 2005-1 Special Tax (Hearthstone)(1)     5.550        09/01/2036          818,144
         25,000   Campbell, CA (Civic Center) COP(1)          5.125        10/01/2019           25,083
         75,000   Campbell, CA (Civic Center) COP(1)          5.250        10/01/2028           75,149
         25,000   Carlsbad, CA Improvement Bond Act
                  1915(1)                                     5.500        09/02/2028           22,001
        845,000   Carlsbad, CA Special Tax(1)                 6.150        09/01/2038          757,847
        100,000   Carson, CA Public Financing Authority
                  (Remediation)(1)                            6.500        10/01/2036          106,966
      1,500,000   Carson, CA Redevel. Agency Tax
                  Allocation(1)                               7.000        10/01/2036        1,680,000
      4,510,000   Castaic, CA Union School District
                  Community Facilities District No.
                  92-1(1)                                     9.000        10/01/2019        4,559,294
      2,190,000   Chino, CA Community Facilities
                  District Special Tax(1)                     5.150        09/01/2036        1,712,054
         45,000   Chino, CA Community Facilities
                  District Special Tax(1)                     5.950        09/01/2033           38,412
         50,000   Chino, CA Community Facilities
                  District Special Tax No. 10(1)              6.850        09/01/2020           50,619


                    7 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     1,000,000   Chino, CA Community Facilities
                  District Special Tax No. 2005-1(1)          5.000%       09/01/2023   $      736,710
      1,625,000   Chino, CA Community Facilities
                  District Special Tax No. 2005-1(1)          5.000        09/01/2027        1,120,503
      2,175,000   Chowchilla, CA Community Facilities
                  Sales Tax District(1)                       5.000        09/01/2037        1,612,480
      1,535,000   Chowchilla, CA Redevel. Agency(1)           5.000        08/01/2037        1,276,521
      2,000,000   Chula Vista, CA Industrial Devel. (San
                  Diego Gas & Electric Company)(1)            5.875        01/01/2034        2,211,000
     11,360,000   Citrus, CA Community College
                  District(2)                                 5.500        06/01/2031       12,137,933
      6,065,000   Coalinga, CA Regional Medical Center
                  COP(1)                                      5.850        09/01/2043        5,620,314
      1,890,000   Colton, CA Community Facilities
                  District Special Tax(1)                     7.500        09/01/2020        1,903,514
      3,715,000   Compton, CA Community College
                  District(1)                                 6.750        08/01/2034        3,856,764
     10,000,000   Compton, CA Water(1)                        6.000        08/01/2039       10,147,700
          5,000   Contra Costa County, CA Public
                  Financing Authority Tax Allocation(1)       5.850        08/01/2033            4,774
      4,870,000   Corcoran, CA Hospital District(1)           8.000        08/01/2034        5,349,939
      1,000,000   Corona, CA Community Facilities
                  District (Buchanan Street)(1)               5.150        09/01/2036          740,700
      1,975,000   Corona-Norco, CA Unified School
                  District(1)                                 6.000        09/01/2037        1,691,133
        990,000   Daly City, CA Hsg. Devel. Finance
                  Agency (Third Tier Francsican)(1)           6.500        12/15/2047          858,498
      3,725,000   Desert Hot Springs, CA Redevel. Agency
                  Tax Allocation(1)                           7.375        09/01/2039        4,103,423
         35,000   Dixon, CA Sewer System COP(1)               5.750        09/01/2021           35,051
        200,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax(1)         5.000        09/01/2030          168,184
        340,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax(1)         5.000        09/01/2037          274,428
        200,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax(1)         5.100        09/01/2037          163,964
      3,740,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax(1)         5.250        09/01/2035        2,863,606
         50,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax
                  (Barrington Heights)(1)                     5.125        09/01/2035           41,457
      1,500,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax
                  (Crown Valley Village)(1)                   5.625        09/01/2034        1,262,715
        425,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax No.
                  2003-25(1)                                  5.000        09/01/2036          344,169
         20,000   Eastern CA Municipal Water District
                  Community Facilities Special Tax No.
                  2004-26(1)                                  5.000        09/01/2025           17,519
        525,000   Eastern CA Municipal Water District
                  Improvement Bond Act 1915(1)                5.200        09/01/2036          438,281
      2,000,000   El Dorado County, CA Special Tax(1)         5.250        09/01/2035        1,531,340
         25,000   Etiwanda, CA School District Special
                  Tax(1)                                      5.400        09/01/2035           21,748


                    8 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$    10,300,000   Etiwanda, CA School District Special
                  Tax Community Facilities District No.
                  2004-2(1)                                   6.000%       09/01/2037   $    8,962,133
      1,000,000   Fairfield, CA Community Facilities
                  District Special Tax (Fairfield
                  Commons)(1)                                 6.875        09/01/2038          958,490
        100,000   Fillmore, CA Public Financing (Central
                  City Redevel.)(1)                           5.500        06/01/2031           86,445
      2,615,000   Folsom, CA Special Tax Community
                  Facilities District No. 31(1)               5.000        09/01/2026        1,994,722
      9,050,000   Folsom, CA Special Tax Community
                  Facilities District No. 31(1)               5.000        09/01/2036        6,256,084
         10,000   Folsom, CA Special Tax Community
                  Facilities District No. 7(1)                6.000        09/01/2024            9,239
         10,000   Fontana, CA Redevel. Agency (Jurupa
                  Hills)(1)                                   5.500        10/01/2027           10,027
         20,000   Fremont, CA Community Facilities
                  District (Pacific Commons)(1)               6.250        09/01/2026           19,480
         45,000   Garden Grove, CA Hsg. Authority
                  (Multifamily Hsg.)(1)                       6.700        07/01/2024           45,097
         10,000   Garden Grove, CA Hsg. Authority
                  (Stuart Drive-Rose Garden)(1)               6.700        01/01/2025            9,916
      5,145,000   Grossmont, CA Union High School
                  District(2)                                 5.500        08/01/2030        5,551,918
      4,895,000   Grossmont, CA Union High School
                  District(2)                                 5.500        08/01/2031        5,250,667
      1,675,000   Hawthorne, CA Community Redevel.
                  Agency Special Tax(1)                       7.200        10/01/2025        1,685,519
      1,180,000   Hawthorne, CA Community Redevel.
                  Agency Special Tax(1)                       7.200        10/01/2025        1,187,410
      1,165,000   Heber, CA Public Utilities District
                  (Heber Meadows)(1)                          5.300        09/01/2035          913,605
      1,020,000   Hemet, CA Unified School District(1)        5.100        09/01/2030          815,123
        785,000   Hemet, CA Unified School District(1)        5.125        09/01/2036          643,739
      1,285,000   Hemet, CA Unified School District(1)        5.125        09/01/2037          984,271
      1,505,000   Hemet, CA Unified School District(1)        5.250        09/01/2035        1,262,891
      1,155,000   Hemet, CA Unified School District
                  Community Facilities District No.
                  2005-3(1)                                   5.375        09/01/2026          989,962
      2,835,000   Hemet, CA Unified School District
                  Community Facilities District No.
                  2005-3(1)                                   5.750        09/01/2039        2,395,717
         60,000   Hemet, CA Unified School District
                  Community Facilities District Special
                  Tax(1)                                      5.625        09/01/2035           53,480
         30,000   Hesperia, CA Improvement Bond Act
                  1915(1)                                     8.500        09/02/2024           30,937
      1,365,000   Hesperia, CA Public Financing
                  Authority, Tranche A(1)                     6.250        09/01/2035        1,233,755
      3,370,000   Hesperia, CA Public Financing
                  Authority, Tranche B(1)                     6.250        09/01/2035        3,045,975
      3,350,000   Hesperia, CA Public Financing
                  Authority, Tranche C(1)                     6.250        09/01/2035        3,027,898
      1,070,000   Hesperia, CA Unified School District(1)     5.000        09/01/2030          833,840
      1,710,000   Hesperia, CA Unified School District(1)     5.000        09/01/2037        1,267,743
         50,000   Hesperia, CA Unified School District(1)     5.200        09/01/2035           38,611
      1,430,000   Imperial County, CA Community
                  Facilities District No. 2004-2 Special
                  Tax(1)                                      5.900        09/01/2037          951,565
        870,000   Imperial County, CA Special Tax(1)          5.000        09/01/2026          702,856


                    9 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     1,070,000   Imperial County, CA Special Tax(1)          5.000%       09/01/2037   $      793,266
      3,385,000   Imperial County, CA Special Tax(1)          5.000        09/01/2037        2,509,537
      2,215,000   Indio, CA Community Facilities
                  District Special Tax(1)                     5.250        09/01/2027        1,744,711
      1,000,000   Indio, CA Community Facilities
                  District Special Tax(1)                     5.250        09/01/2036          841,070
      4,095,000   Indio, CA Community Facilities
                  District Special Tax(1)                     5.250        09/01/2036        2,987,753
        285,000   Indio, CA Community Facilities
                  District Special Tax (Sonora Wells)(1)      5.000        09/01/2020          241,290
        300,000   Indio, CA Community Facilities
                  District Special Tax (Sonora Wells)(1)      5.000        09/01/2021          248,601
        625,000   Indio, CA Community Facilities
                  District Special Tax (Sonora Wells)(1)      5.050        09/01/2026          485,531
      2,805,000   Indio, CA Community Facilities
                  District Special Tax (Sonora Wells)(1)      5.125        09/01/2036        2,007,062
         40,000   Indio, CA Hsg. (Olive Court
                  Apartments)(1)                              6.375        12/01/2026           40,014
         25,000   Indio, CA Improvement Bond Act 1915
                  Assessment District No. 2002-2(1)           6.125        09/02/2027           23,008
      1,995,000   Indio, CA Improvement Bond Act 1915
                  Assessment District No. 2003-03(1)          6.125        09/02/2029        1,795,739
         25,000   Indio, CA Improvement Bond Act 1915
                  Assessment District No. 2003-5
                  (Sunburst)(1)                               5.875        09/02/2029           21,850
      2,820,000   Indio, CA Improvement Bond Act 1915
                  Assessment District No. 2004-03(1)          5.500        09/02/2030        2,306,647
    354,105,000   Inland, CA Empire Tobacco
                  Securitization Authority (TASC)             8.000(3)     06/01/2057        3,045,303
      3,235,000   Ione, CA Special Tax Community
                  Facilities District 2005-2-A(1)             6.000        09/01/2036        2,614,948
         10,000   Irvine, CA Improvement Bond Act 1915(1)     5.625        09/02/2024            9,769
      1,000,000   Irvine, CA Unified School District
                  Special Tax Community Facilities
                  District(1)                                 6.700        09/01/2035        1,024,590
         30,000   Jurupa, CA Community Services District
                  Special Tax(1)                              5.000        09/01/2036           24,294
      2,500,000   Jurupa, CA Community Services District
                  Special Tax Community Facilities
                  District No. 24(1)                          6.625        09/01/2038        2,513,200
        500,000   Jurupa, CA Community Services District
                  Special Tax Community Facilities
                  District No. 38(7)                          6.375        09/01/2040          500,505
         50,000   King, CA Community Devel. Agency Tax
                  Allocation (King City Redevel.)(1)          6.750        09/01/2016           50,047
         25,000   Kingsburg, CA Public Financing
                  Authority(1)                                8.000        09/15/2021           25,027
      5,000,000   La Verne, CA COP (Bethren Hillcrest
                  Homes)(1)                                   5.600        02/15/2033        4,033,950
      4,500,000   La Verne, CA COP (Bethren Hillcrest
                  Homes)(1)                                   6.625        02/15/2025        4,412,295
        720,000   Lake Berryessa, CA Resort Improvement
                  District(1)                                 5.250        09/02/2017          593,374
      1,440,000   Lake Berryessa, CA Resort Improvement
                  District(1)                                 5.500        09/02/2027        1,035,187
      2,410,000   Lake Berryessa, CA Resort Improvement
                  District(1)                                 5.550        09/02/2037        1,582,960
      2,020,000   Lake Elsinore, CA Community Facilities
                  District No. 2006-2 Special Tax
                  (Viscaya)(1)                                5.400        09/01/2036        1,684,397
      2,575,000   Lake Elsinore, CA Special Tax(1)            5.150        09/01/2036        2,065,279
        920,000   Lake Elsinore, CA Special Tax(1)            5.200        09/01/2026          788,210
      2,800,000   Lake Elsinore, CA Special Tax(1)            5.250        09/01/2037        2,214,940


                    10 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     1,150,000   Lake Elsinore, CA Special Tax(1)            5.350%       09/01/2036   $      951,418
      1,210,000   Lake Elsinore, CA Special Tax(1)            5.350        09/01/2036        1,001,057
      2,000,000   Lake Elsinore, CA Special Tax(1)            5.450        09/01/2036        1,638,720
      1,170,000   Lake Elsinore, CA Unified School
                  District(1)                                 5.000        09/01/2037          872,972
      1,220,000   Lake Elsinore, CA Unified School
                  District(1)                                 5.350        09/01/2035          988,517
      3,430,000   Lake Elsinore, CA Unified School
                  District(1)                                 5.350        09/01/2035        2,148,072
      1,435,000   Lake Elsinore, CA Unified School
                  District(1)                                 5.400        09/01/2035        1,209,160
      1,100,000   Lake Elsinore, CA Unified School
                  District Community Facilities District
                  Special Tax No. 2006-6(1)                   5.900        09/01/2037          967,857
      1,670,000   Lancaster, CA Redevel. Agency Tax
                  Allocation (Comb Redevel.)(1)               6.875        08/01/2034        1,866,709
      1,010,000   Lancaster, CA Redevel. Agency Tax
                  Allocation (Comb Redevel.)(1)               6.875        08/01/2039        1,126,615
         20,000   Lathrop, CA Financing Authority (Water
                  Supply)(1)                                  5.600        06/01/2018           20,110
         10,000   Lathrop, CA Financing Authority (Water
                  Supply)(1)                                  5.700        06/01/2019           10,049
        800,000   Lathrop, CA Financing Authority (Water
                  Supply)(1)                                  6.000        06/01/2035          779,720
      3,430,000   Lathrop, CA Improvement Bond Act 1915
                  (Mossdale Village)(1)                       5.100        09/02/2035        2,483,800
         50,000   Lathrop, CA Improvement Bond Act 1915
                  (Mossdale Village)(1)                       6.000        09/02/2022           45,409
         20,000   Lathrop, CA Improvement Bond Act 1915
                  (Mossdale Village)(1)                       6.125        09/02/2028           17,606
         60,000   Lathrop, CA Improvement Bond Act 1915
                  (Mossdale Village)(1)                       6.125        09/02/2033           51,374
      4,430,000   Lathrop, CA Special Tax Community
                  Facilities District No. 03-2(1)             7.000        09/01/2033        4,414,274
        475,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.000        09/01/2015          189,953
        445,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.000        09/01/2016          177,956
        670,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.125        09/01/2017          267,933
        800,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.125        09/01/2018          319,920
      1,015,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.200        09/01/2019          405,899
        505,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.250        09/01/2021          201,950
      5,680,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.300        09/01/2026        2,271,432
     32,305,000   Lathrop, CA Special Tax Community
                  Facilities District No. 06-1(1)             5.375        09/01/2036       12,918,770
        635,000   Lincoln, CA Special Tax(1)                  5.000        09/01/2026          496,881
      1,315,000   Lincoln, CA Special Tax(1)                  5.000        09/01/2036          931,507
      1,950,000   Little Lake, CA City School District(1)     5.250        07/01/2030        1,985,822


                    11 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       150,000   Long Beach, CA Bond Finance Authority
                  (Redevel. Hsg. & Gas Utilities)(1)          5.000%       08/01/2025   $      143,505
     12,000,000   Long Beach, CA Bond Finance Authority
                  Natural Gas(2)                              5.500        11/15/2037       11,635,585
     15,000,000   Los Angeles, CA Community College
                  District(2)                                 5.000        08/01/2033       15,376,050
     10,000,000   Los Angeles, CA Community College
                  District(2)                                 6.000        08/01/2033       11,237,000
      2,075,000   Los Angeles, CA Community Devel.
                  Agency (Adelante Eastside Redevel.)(1)      6.500        09/01/2039        2,102,266
      1,575,000   Los Angeles, CA Community Redevel.
                  Agency (Grand Central Square)(1)            5.000        12/01/2026        1,566,149
     14,210,000   Los Angeles, CA Dept. of Airports (Los
                  Angeles International Airport)(2)           5.250        05/15/2024       14,737,574
     10,000,000   Los Angeles, CA Dept. of Airports (Los
                  Angeles International Airport)(2)           5.375        05/15/2026       10,406,303
     11,000,000   Los Angeles, CA Dept. of Airports (Los
                  Angeles International Airport)(2)           5.375        05/15/2027       11,416,711
     10,095,000   Los Angeles, CA Dept. of Airports (Los
                  Angeles International Airport)(2)           5.375        05/15/2028       10,436,817
      3,000,000   Los Angeles, CA Dept. of Water &
                  Power(2)                                    5.375        07/01/2034        3,245,835
     12,000,000   Los Angeles, CA Dept. of Water &
                  Power(2)                                    5.375        07/01/2038       12,920,100
     16,300,000   Los Angeles, CA Harbor Dept.(2)             5.250        08/01/2034       17,052,408
      1,000,000   Los Angeles, CA Hsg. Auth. (Property
                  Acquisition)(1)                             6.000        06/01/2029        1,013,210
        500,000   Los Angeles, CA Hsg. Auth. (Property
                  Acquisition)(1)                             6.375        06/01/2039          511,550
      1,500,000   Los Angeles, CA IDA (Santee Court
                  Parking Facility)(1)                        5.000        12/01/2020        1,058,355
      1,100,000   Los Angeles, CA IDA (Santee Court
                  Parking Facility)(1)                        5.000        12/01/2027          715,979
      4,000,000   Los Angeles, CA Municipal Improvement
                  Corp. (Real Property)(1)                    6.000        09/01/2039        4,373,240
         35,000   Los Angeles, CA Regional Airports
                  Improvement Corp. (United Airlines)(5,6)    8.800        11/15/2021               --
         20,000   Los Banos, CA COP                           6.000        12/01/2019           19,741
      1,605,000   Los Banos, CA Redevel. Agency Tax
                  Allocation(1)                               5.000        09/01/2036        1,360,093
         85,000   Madera County, CA COP (Valley
                  Children's Hospital)(1)                     5.750        03/15/2028           84,999
        925,000   Madera, CA Special Tax(1)                   5.000        09/01/2036          648,851
         10,000   Manteca, CA Unified School District
                  Special Tax Community Facilities
                  District No. 89(1)                          5.400        09/01/2023            8,714
      1,375,000   Mendota, CA Joint Powers Financing
                  Authority Wastewater(1)                     5.150        07/01/2035        1,054,570
        100,000   Menifee, CA Union School District
                  Special Tax(1)                              5.000        09/01/2022           81,493
        915,000   Menifee, CA Union School District
                  Special Tax(1)                              5.200        09/01/2030          693,973
        400,000   Menifee, CA Union School District
                  Special Tax(1)                              5.200        09/01/2035          339,724
        500,000   Menifee, CA Union School District
                  Special Tax(1)                              5.250        09/01/2035          366,935
      1,010,000   Menifee, CA Union School District
                  Special Tax(1)                              5.250        09/01/2036          791,618
      2,930,000   Merced, CA Special Tax(1)                   5.000        09/01/2036        1,826,210
        500,000   Merced, CA Special Tax(1)                   5.100        09/01/2035          318,750


                    12 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     3,015,000   Modesto, CA Special Tax Community
                  Facilities District No. 4(1)                5.150%       09/01/2036   $    2,275,240
      3,000,000   Montebello, CA Community Redevel.
                  Agency (Montebello Hills Redevel.)(1)       8.100        03/01/2027        3,393,840
      1,250,000   Moreno Valley, CA Special Tax
                  Community Facilities District No. 5(1)      5.000        09/01/2037          926,713
         25,000   Moreno Valley, CA Unified School
                  District Community Facilities
                  District(1)                                 5.100        09/01/2028           20,673
      1,475,000   Moreno Valley, CA Unified School
                  District Community Facilities
                  District(1)                                 5.150        09/01/2035        1,227,510
        680,000   Moreno Valley, CA Unified School
                  District Community Facilities
                  District(1)                                 5.200        09/01/2036          522,322
      2,000,000   Moreno Valley, CA Unified School
                  District Community Facilities District
                  Special Tax(1)                              5.000        09/01/2037        1,482,740
        750,000   Moreno Valley, CA Unified School
                  District Community Facilities District
                  Special Tax
                  No. 2004-3(1)                               5.000        09/01/2037          556,028
         10,000   Murrieta, CA Community Facilities
                  District Special Tax (Bluestone)(1)         6.300        09/01/2031            9,451
        240,000   Murrieta, CA Community Facilities
                  District Special Tax
                  (Meadowlane/Amberwalk)(1)                   5.125        09/01/2035          206,136
         25,000   Murrieta, CA Community Facilities
                  District Special Tax (Murrieta
                  Springs)(1)                                 5.375        09/01/2029           22,798
         35,000   Murrieta, CA Valley Unified School
                  District Special Tax(1)                     5.250        09/01/2037           27,162
        370,000   Murrieta, CA Valley Unified School
                  District Special Tax(1)                     5.375        09/01/2026          315,510
      1,355,000   Murrieta, CA Valley Unified School
                  District Special Tax(1)                     5.450        09/01/2038        1,081,642
         25,000   Murrieta, CA Water Public Financing
                  Authority(1)                                6.600        10/01/2016           25,113
      2,000,000   Norco, CA Redevel. Agency Tax
                  Allocation(7)                               6.000        03/01/2036        1,997,200
      1,040,000   Northern CA Gas Authority(1)                0.795(8)     07/01/2017          922,220
     23,675,000   Northern CA Tobacco Securitization
                  Authority (TASC)(1)                         5.500        06/01/2045       17,586,737
    157,335,000   Northern CA Tobacco Securitization
                  Authority (TASC)                            6.700(3)     06/01/2045        4,959,199
         45,000   Northern, CA Inyo County Local
                  Hospital District(1)                        5.300        12/01/2028           35,689
      2,000,000   Northern, CA Inyo County Local
                  Hospital District(1)                        6.375        12/01/2025        2,034,500
      1,000,000   Oak Valley, CA Hospital District(1)         7.000        11/01/2035        1,018,590
         10,000   Oakdale, CA Public Financing Authority
                  Tax Allocation (Central City
                  Redevel.)(1)                                6.100        06/01/2027            9,185
      1,000,000   Oakland, CA GO(1)                           6.000        01/15/2034        1,073,470
        250,000   Oakland, CA GO(1)                           6.250        01/15/2039          270,720
      1,000,000   Oakland, CA Unified School District(1)      6.125        08/01/2029        1,054,390
        250,000   Oakland, CA Unified School District(1)      6.500        08/01/2022          280,913
        250,000   Oakland, CA Unified School District(1)      6.500        08/01/2023          279,113
        250,000   Oakland, CA Unified School District(1)      6.500        08/01/2024          276,800


                    13 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       900,000   Oakley, CA Public Finance Authority(1)      5.200%       09/02/2026   $      771,066
      4,410,000   Oakley, CA Public Finance Authority(1)      5.250        09/02/2036        3,413,296
      3,225,000   Olivehurst, CA Public Utilities
                  District (Plumas Lake Community
                  Facilities District)(1)                     7.625        09/01/2038        2,954,842
     15,000,000   Orange County, CA Sanitation District
                  COP(2)                                      5.000        02/01/2035       15,797,400
      2,575,000   Oxnard, CA School District, Series A(1)     5.750        08/01/2030        2,746,907
      1,555,000   Palm Desert, CA Financing Authority         5.000(3)     08/01/2014        1,316,758
        440,000   Palm Desert, CA Financing Authority         5.050(3)     08/01/2015          351,234
        390,000   Palm Desert, CA Financing Authority         5.100(3)     08/01/2016          291,186
        230,000   Palm Desert, CA Financing Authority         5.650(3)     04/01/2018          150,871
      1,020,000   Palm Desert, CA Financing Authority         5.650(3)     08/01/2018          655,891
        265,000   Palm Desert, CA Financing Authority         5.750(3)     04/01/2019          161,287
      1,165,000   Palm Desert, CA Financing Authority         5.750(3)     08/01/2019          694,864
        305,000   Palm Desert, CA Financing Authority         5.850(3)     04/01/2020          173,917
      1,310,000   Palm Desert, CA Financing Authority         5.850(3)     08/01/2020          732,434
        340,000   Palm Desert, CA Financing Authority         5.950(3)     04/01/2021          177,538
      1,450,000   Palm Desert, CA Financing Authority         5.950(3)     08/01/2021          742,270
        380,000   Palm Desert, CA Financing Authority         6.000(3)     04/01/2022          182,370
      1,605,000   Palm Desert, CA Financing Authority         6.000(3)     08/01/2022          753,981
        395,000   Palm Desert, CA Financing Authority         6.010(3)     04/01/2023          176,245
      1,755,000   Palm Desert, CA Financing Authority         6.010(3)     08/01/2023          766,251
        410,000   Palm Desert, CA Financing Authority         6.020(3)     04/01/2024          166,230
      1,910,000   Palm Desert, CA Financing Authority         6.020(3)     08/01/2024          757,411
        430,000   Palm Desert, CA Financing Authority         6.030(3)     04/01/2025          162,028
      2,070,000   Palm Desert, CA Financing Authority         6.030(3)     08/01/2025          763,188
        445,000   Palm Desert, CA Financing Authority         6.040(3)     04/01/2026          154,900
      2,235,000   Palm Desert, CA Financing Authority         6.040(3)     08/01/2026          760,995
        465,000   Palm Desert, CA Financing Authority         6.050(3)     04/01/2027          150,986
      1,400,000   Palm Desert, CA Financing Authority         6.050(3)     08/01/2027          444,612
        480,000   Palm Desert, CA Financing Authority         6.060(3)     04/01/2028          145,075
      1,415,000   Palm Desert, CA Financing Authority         6.060(3)     08/01/2028          418,260
        500,000   Palm Desert, CA Financing Authority         6.070(3)     04/01/2029          140,845
      1,370,000   Palm Desert, CA Financing Authority         6.070(3)     08/01/2029          377,394
        520,000   Palm Desert, CA Financing Authority         6.080(3)     04/01/2030          134,893
      1,430,000   Palm Desert, CA Financing Authority         6.080(3)     08/01/2030          362,677
        540,000   Palm Desert, CA Financing Authority         6.090(3)     04/01/2031          129,589
      1,495,000   Palm Desert, CA Financing Authority         6.090(3)     08/01/2031          350,712
        560,000   Palm Desert, CA Financing Authority         6.100(3)     04/01/2032          123,945
      1,560,000   Palm Desert, CA Financing Authority         6.100(3)     08/01/2032          337,444
        580,000   Palm Desert, CA Financing Authority         6.100(3)     04/01/2033          118,517
      1,625,000   Palm Desert, CA Financing Authority         6.100(3)     08/01/2033          324,464
        590,000   Palm Desert, CA Financing Authority         6.100(3)     04/01/2034          111,711
      1,705,000   Palm Desert, CA Financing Authority         6.100(3)     08/01/2034          315,425


                    14 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     2,075,000   Palm Desert, CA Financing Authority         6.100%(3)    08/01/2035   $      353,725
      5,000,000   Palm Desert, CA Improvement Bond Act
                  1915(1)                                     5.100        09/02/2037        3,338,950
      3,000,000   Palm Desert, CA Special Tax Community
                  Facilities District No. 2005-1(1)           5.150        09/01/2027        2,216,550
      9,000,000   Palm Desert, CA Special Tax Community
                  Facilities District No. 2005-1(1)           5.200        09/01/2037        6,108,210
      2,335,000   Palm Desert, CA Special Tax Community
                  Facilities District No. 2005-1-A(1)         5.250        09/01/2026        1,767,128
      6,000,000   Palm Desert, CA Special Tax Community
                  Facilities District No. 2005-1-A(1)         5.450        09/01/2032        4,387,020
      8,000,000   Palm Desert, CA Special Tax Community
                  Facilities District No. 2005-1-A(1)         5.500        09/01/2036        5,728,400
        120,000   Palm Springs, CA Airport Passenger
                  Facilities (Palm Springs International
                  Airport)(1)                                 5.450        07/01/2020          110,008
        500,000   Palm Springs, CA Airport Passenger
                  Facilities (Palm Springs International
                  Airport)(1)                                 5.550        07/01/2028          440,950
        250,000   Palm Springs, CA Airport Passenger
                  Facilities (Palm Springs International
                  Airport)(1)                                 6.400        07/01/2023          234,850
        525,000   Palm Springs, CA Airport Passenger
                  Facilities (Palm Springs International
                  Airport)(1)                                 6.500        07/01/2027          487,242
         85,000   Palm Springs, CA Airport Passenger
                  Facilities (Palm Springs Regional
                  Airport)(1)                                 5.250        01/01/2022           85,033
         10,000   Palm Springs, CA Improvement Bond Act
                  1915(1)                                     5.550        09/02/2023            9,097
      1,355,000   Palmdale, CA Community Facilities
                  District Special Tax(1)                     5.400        09/01/2035        1,127,441
      6,460,000   Palmdale, CA Community Facilities
                  District Special Tax(1)                     6.125        09/01/2037        5,753,405
      5,525,000   Palmdale, CA Community Facilities
                  District Special Tax(1)                     6.250        09/01/2035        5,054,215
        500,000   Palmdale, CA Elementary School
                  District Special Tax Community
                  Facilities District No. 90-1(1)             5.700        08/01/2018          502,480
         20,000   Palo Alto, CA Improvement Bond Act
                  1915 (University Ave. Area)(1)              5.750        09/02/2022           20,363
      1,365,000   Perris, CA Community Facilities
                  District Special Tax(1)                     5.300        09/01/2035        1,065,191
      2,025,000   Perris, CA Community Facilities
                  District Special Tax (Amber Oaks)(1)        6.000        09/01/2034        1,770,579
      2,500,000   Perris, CA Community Facilities
                  District Special Tax (Chaparral
                  Ridge)(1)                                   6.250        09/01/2033        2,359,450
      2,110,000   Perris, CA Community Facilities
                  District Special Tax (Harmony Grove)(1)     5.300        09/01/2035        1,646,560
         10,000   Perris, CA Community Facilities
                  District Special Tax (May Farms)(1)         5.100        09/01/2030            7,481
        120,000   Perris, CA Community Facilities
                  District Special Tax (May Farms)(1)         5.150        09/01/2035           86,729
      1,290,000   Perris, CA Community Facilities
                  District Special Tax No. 2001(1)            5.000        09/01/2037          900,407
      1,270,000   Perris, CA Community Facilities
                  District Special Tax, Series A(1)           5.750        09/01/2035        1,068,311


                    15 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     3,540,000   Perris, CA Community Facilities
                  District Special Tax, Series B(1)           6.000%       09/01/2034   $    3,095,234
        140,000   Perris, CA Public Financing
                  Authority(1)                                5.000        09/01/2017          128,194
         85,000   Perris, CA Public Financing
                  Authority(1)                                5.100        09/01/2018           76,563
      2,000,000   Perris, CA Public Financing
                  Authority(1)                                5.350        10/01/2036        1,643,780
         10,000   Perris, CA Public Financing Authority,
                  Series A(1)                                 6.000        09/01/2023            9,498
         80,000   Perris, CA Public Financing Authority,
                  Series A(1)                                 6.125        09/01/2034           73,168
      1,815,000   Perris, CA Public Financing Authority,
                  Series A(1)                                 6.250        09/01/2033        1,692,814
      2,080,000   Perris, CA Public Financing Authority,
                  Series A(1)                                 6.600        09/01/2038        1,936,834
      2,035,000   Perris, CA Public Financing Authority,
                  Series C(1)                                 6.200        09/01/2038        1,796,844
        860,000   Perris, CA Public Financing Authority,
                  Series D(1)                                 5.500        09/01/2024          732,565
     10,650,000   Perris, CA Public Financing Authority,
                  Series D(1)                                 5.800        09/01/2038        8,650,463
      4,000,000   Pico Rivera, CA public Financing
                  Authority(1)                                5.750        09/01/2039        4,142,800
         25,000   Pleasant Hill, CA Special Tax Downtown
                  Community Facilities District No. 1(1)      6.000        09/01/2032           22,168
        500,000   Pomona, CA Public Financing Authority
                  (Water Facilities)(1)                       5.000        05/01/2047          485,485
         50,000   Pomona, CA Unified School District(1)       6.150        08/01/2030           54,981
     20,500,000   Port of Oakland, CA(2)                      5.000        11/01/2032       20,470,951
      7,895,000   Port of Oakland, CA(1)                      5.375        11/01/2027        7,767,575
      2,500,000   Port of Oakland, CA(1)                      5.750        11/01/2029        2,499,925
      8,000,000   Port of Oakland, CA(1)                      5.875        11/01/2030        8,000,640
        125,000   Porterville, CA (Sewer Systems) COP(1)      5.400        10/01/2016          125,143
      5,000,000   Poway, CA Unified School District
                  Special Tax Community Facilities
                  District No. 14(1)                          5.250        09/01/2036        4,178,050
      3,000,000   Ramona, CA Unified School District
                  COP(1)                                      0.000(4)     05/01/2032        2,437,050
         25,000   Rancho Cordova, CA Community
                  Facilities District Special Tax
                  (Sunridge Anatolia)(1)                      6.000        09/01/2033           23,421
         20,000   Rancho Cordova, CA Community
                  Facilities District Special Tax
                  (Sunridge Anatolia)(1)                      6.100        09/01/2037           18,787
        600,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Amador)(1)                                 5.000        09/01/2027          482,064
      1,260,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Amador)(1)                                 5.000        09/01/2037          934,126
     13,550,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Etiwanda)(1)                               5.375        09/01/2036       10,700,300
        570,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Vintners)(1)                               5.000        09/01/2027          457,961
      1,120,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Vintners)(1)                               5.000        09/01/2037          830,334
      2,600,000   Rancho Cucamonga, CA Community
                  Facilities District Special Tax
                  (Vintners)(1)                               5.375        09/01/2036        2,053,194
         20,000   Rancho Santa Fe, CA Community Services
                  District Special Tax(1)                     6.600        09/01/2023           20,021
         10,000   Redding, CA Improvement Bond Act 1915
                  (Tierra Oaks Assessment District
                  1993-1)(1)                                  7.000        09/02/2012            9,722


                    16 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       490,000   Rialto, CA Special Tax Community
                  Facilities District No. 2006-1(1)           5.250%       09/01/2026   $      426,638
      1,470,000   Rialto, CA Special Tax Community
                  Facilities District No. 2006-1(1)           5.350        09/01/2036        1,216,160
         25,000   Richgrove, CA School District(1)            6.375        07/01/2018           24,997
      2,000,000   Richmond, CA Joint Powers Financing
                  Authority (Civic Center)(1)                 5.750        08/01/2029        2,123,560
      2,660,000   Richmond, CA Joint Powers Financing
                  Authority (Westridge Hilltop
                  Apartments)(1)                              5.000        12/15/2026        2,359,340
      1,165,000   Richmond, CA Joint Powers Financing
                  Authority (Westridge Hilltop
                  Apartments)(1)                              5.000        12/15/2033          980,045
      4,000,000   Rio Vista, CA Community Facilities
                  District Special Tax No. 1(1)               5.125        09/01/2036        3,115,040
      3,000,000   Rio Vista, CA Community Facilities
                  District Special Tax No. 2004-1(1)          5.850        09/01/2035        2,530,860
     15,260,000   River Islands, CA Public Financing
                  Authority(1)                                5.200        09/01/2037       10,958,664
        100,000   River Islands, CA Public Financing
                  Authority(1)                                6.000        09/01/2027           86,525
         25,000   River Islands, CA Public Financing
                  Authority(1)                                6.000        09/01/2035           20,577
        700,000   Riverbank, CA Redevel. Agency
                  (Riverbank Reinvestment)(1)                 5.000        08/01/2032          580,881
      6,585,000   Riverside County, CA Community
                  Facilities District (Scott Road)(1)         7.250        09/01/2038        6,568,340
         25,000   Riverside County, CA Community
                  Facilities District Special Tax(1)          5.600        09/01/2019           23,421
      1,725,000   Riverside, CA (Recovery Zone Facility)
                  COP(1)                                      5.500        03/01/2040        1,740,301
      1,500,000   Riverside, CA Improvement Bond Act
                  1915 (Hunter Park Assessment
                  District)(1)                                5.200        09/02/2036        1,196,775
        190,000   Riverside, CA Improvement Bond Act
                  1915 (Sycamore Canyon Assessment
                  District)(1)                                8.500        09/02/2012          192,550
      1,000,000   Riverside, CA Special Tax Community
                  Facilities District No. 92-1, Series
                  A(1)                                        5.300        09/01/2034          813,920
         25,000   Riverside, CA Unified School
                  District(1)                                 5.500        09/01/2032           21,993
      1,385,000   Riverside, CA Unified School District
                  Special Tax Community Facilities
                  District No. 12(1)                          8.500        09/01/2038        1,440,414
        355,000   Riverside, CA Unified School District
                  Special Tax Community Facilities
                  District No. 15(1)                          6.500        09/01/2029          357,428
      1,070,000   Riverside, CA Unified School District
                  Special Tax Community Facilities
                  District No. 15(1)                          6.750        09/01/2029        1,084,648
         25,000   Romoland, CA School District Special
                  Tax(1)                                      5.250        09/01/2035           18,909
      2,000,000   Romoland, CA School District Special
                  Tax(1)                                      5.375        09/01/2038        1,490,480
      1,115,000   Roseville, CA Special Tax (Diamond
                  Creek)(1)                                   5.000        09/01/2026          632,941
      4,850,000   Roseville, CA Special Tax (Diamond
                  Creek)(1)                                   5.000        09/01/2037        2,351,862
      3,445,000   Roseville, CA Special Tax (Stone
                  Point)(1)                                   5.250        09/01/2036        1,936,193
      1,800,000   Roseville, CA Special Tax (Westpark)(1)     5.200        09/01/2036        1,464,102
         65,000   Sacramento, CA Health Facility (Center
                  for Aids Research Education &
                  Services)(1)                                5.300        01/01/2024           65,020


                    17 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$        15,000   Sacramento, CA Special Tax (North
                  Natomas Community Facilities)(1)            6.000%       09/01/2033   $       14,703
      1,515,000   San Bernardino County, CA Redevel.
                  Agency Tax Allocation (San Sevaine
                  Redevel.)(1)                                5.000        09/01/2025        1,416,222
      1,850,000   San Bernardino, CA Joint Powers
                  Financing Authority (Tax Allocation)(1)     6.625        04/01/2026        1,860,286
      1,410,000   San Bernardino, CA Mountains Community
                  Hospital District COP                       5.000        02/01/2027        1,066,820
      3,235,000   San Bernardino, CA Mountains Community
                  Hospital District COP                       5.000        02/01/2037        2,239,591
      1,225,000   San Diego County, CA COP                    5.700        02/01/2028          885,969
      6,645,000   San Diego County, CA Redevel. Agency
                  (Gillespie Field)(1)                        5.750        12/01/2032        5,357,332
         20,000   San Diego, CA Improvement Bond Act
                  1915(1)                                     6.200        09/02/2033           18,107
         10,000   San Diego, CA Public Facilities
                  Financing Authority(1)                      5.000        05/15/2029           10,055
     10,000,000   San Diego, CA Regional Building
                  Authority (County Operations Center &
                  Annex)(2)                                   5.375        02/01/2036       10,589,500
         15,000   San Francisco, CA City & County
                  Airports Commission(1)                      5.000        05/01/2023           15,163
         65,000   San Francisco, CA City & County
                  Airports Commission(1)                      5.000        05/01/2030           63,159
         15,000   San Francisco, CA City & County
                  Airports Commission (SFO Fuel
                  Company)(1)                                 5.250        01/01/2024           14,999
      2,000,000   San Francisco, CA City & County
                  Redevel. Financing Authority (Mission
                  Bay North Redevel.)(1)                      6.500        08/01/2039        2,153,820
      1,500,000   San Francisco, CA City & County
                  Redevel. Financing Authority (Mission
                  Bay South Redevel.)(1)                      6.625        08/01/2039        1,596,750
      1,000,000   San Francisco, CA City & County
                  Redevel. Financing Authority (San
                  Francisco Redevel.)(1)                      5.750        08/01/2039        1,010,620
        500,000   San Francisco, CA City & County
                  Redevel. Financing Authority (San
                  Francisco Redevel.)(1)                      6.500        08/01/2032          535,450
        545,000   San Francisco, CA City & County
                  Redevel. Financing Authority (San
                  Francisco Redevel.)(1)                      6.625        08/01/2039          583,793
      1,090,000   San Gorgonio, CA Memorial Health Care
                  District(1)                                 6.750        08/01/2022        1,227,307
      1,040,000   San Gorgonio, CA Memorial Health Care
                  District(1)                                 6.750        08/01/2023        1,162,876
      6,500,000   San Gorgonio, CA Memorial Healthcare(1)     7.100        08/01/2033        7,159,230
      6,490,000   San Jacinto, CA Financing Authority,
                  Tranche A(1)                                6.600        09/01/2033        4,919,420
      6,345,000   San Jacinto, CA Financing Authority,
                  Tranche B(1)                                6.600        09/01/2033        4,809,510
      6,530,000   San Jacinto, CA Financing Authority,
                  Tranche C(1)                                6.600        09/01/2033        4,939,684
        500,000   San Jacinto, CA Unified School
                  District Special Tax(1)                     5.100        09/01/2036          299,930
         35,000   San Jose, CA Improvement Bond Act
                  1915(1)                                     5.875        09/02/2023           33,455
      3,150,000   San Jose, CA Multifamily Hsg. (El
                  Parador Apartments)(1)                      6.200        01/01/2041        2,926,476
         25,000   San Jose, CA Special Tax Community
                  Facilities District No. 9 (Bailey
                  Highway 101)(1)                             6.600        09/01/2027           25,012
      1,000,000   Santa Clara County, CA Hsg. Authority
                  (Rivertown Apartments)(1)                   5.850        08/01/2031        1,004,680


                    18 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$     1,960,000   Santa Clara County, CA Hsg. Authority
                  (Rivertown Apartments)(1)                   6.000%       08/01/2041   $    1,970,623
         50,000   Santa Clarita, CA Community Facilities
                  District Special Tax(1)                     5.850        11/15/2032           44,508
      6,395,000   Santa Cruz County, CA Redevel. Agency
                  (Live Oak/Soquel Community)(1)              7.000        09/01/2036        7,112,199
      1,680,000   Saugus, CA Union School District
                  Community Facilities District No.
                  2006(1)                                    11.625        09/01/2038        1,944,533
      5,560,000   Saugus, CA Union School District
                  Community Facilities District No.
                  2006(1)                                    11.625        09/01/2038        6,435,478
         10,000   Seaside, CA Redevel. Agency Tax
                  Allocation(1)                               5.375        08/01/2033            9,497
      1,090,000   Shafter, CA Community Devel. Agency
                  Tax Allocation(1)                           5.400        11/01/2026          922,979
      3,335,000   Shafter, CA Community Devel. Agency
                  Tax Allocation(1)                           5.450        11/01/2036        2,663,931
        345,000   Soledad, CA Redevel. Agency (Soledad
                  Redevel.)(1)                                5.350        12/01/2028          341,381
          5,000   Sonoma County, CA Community Redevel.
                  Agency (Roseland)(1)                        7.900        08/01/2013            5,061
      2,000,000   South Bayside, CA Waste Management
                  Authority (Shoreway Environmental)(1)       6.000        09/01/2036        2,079,480
        125,000   Southern CA Public Power Authority(1)       5.000        11/01/2033          116,189
         20,000   Southern CA Public Power Authority
                  Natural Gas(1)                              5.000        11/01/2028           18,982
        165,000   Southern CA Public Power Authority
                  Natural Gas(1)                              5.000        11/01/2029          155,394
      2,255,000   Southern CA Public Power Authority
                  Natural Gas(1)                              5.250        11/01/2027        2,219,506
      9,000,000   Southern CA Tobacco Securitization
                  Authority(1)                                5.125        06/01/2046        6,258,960
     97,775,000   Southern CA Tobacco Securitization
                  Authority                                   7.100(3)     06/01/2046        2,900,007
     25,940,000   Southern CA Tobacco Securitization
                  Authority (TASC)(1)                         5.000        06/01/2037       20,327,103
         15,000   Spreckels, CA Union School District(1)      6.125        08/01/2018           15,075
      1,935,000   Stockton, CA Community Facilities
                  District(1)                                 6.125        09/01/2031        1,692,641
      2,930,000   Stockton, CA Community Facilities
                  District(1)                                 6.250        09/01/2037        2,542,888
      5,000,000   Stockton, CA Community Facilities
                  District (Arch Road East No. 99-02)(1)      5.875        09/01/2037        4,120,400
      1,350,000   Stockton, CA Public Financing
                  Authority, Series A(1)                      5.000        09/01/2023        1,237,626
      2,930,000   Stockton, CA Public Financing
                  Authority, Series A(1)                      5.250        09/01/2034        2,609,282
      6,000,000   Stockton, CA Public Financing
                  Authority, Series A(1)                      5.250        07/01/2037        5,267,580
         10,000   Suisun City, CA Public Financing
                  Authority (Suisun City Redevel.)(1)         5.200        10/01/2028            9,632
         15,000   Sulphur Springs, CA Unified School
                  District Community Facilities District
                  No. 2002-1-A(1)                             6.000        09/01/2033           13,239
         70,000   Susanville, CA Public Financing
                  Authority(1)                                7.750        09/01/2017           70,181
         20,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Harveston)(1)                     5.100        09/01/2036           15,127
        990,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     4.900        09/01/2013          853,598
        165,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     5.000        09/01/2014          136,313


                    19 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$       740,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     5.050%       09/01/2015   $      587,560
        805,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     5.100        09/01/2016          615,431
      8,000,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     5.450        09/01/2026        4,688,720
     13,790,000   Temecula, CA Public Financing
                  Authority Community Facilities
                  District (Roripaugh)(1)                     5.500        09/01/2036        7,147,495
      1,025,000   Tracy, CA Community Facilities
                  District(1)                                 5.700        09/01/2026          880,875
      3,105,000   Tracy, CA Community Facilities
                  District(1)                                 5.750        09/01/2036        2,520,546
      4,560,000   Trinity County, CA COP                      8.500        01/15/2026        4,068,569
         50,000   Truckee-Donner, CA Public Utility
                  District Special Tax(1)                     6.100        09/01/2033           44,699
        500,000   Tulare, CA Health Care District(1)          6.500        08/01/2026          555,280
        630,000   Turlock, CA Health Facility (Emanuel
                  Medical Center) COP(1)                      5.000        10/15/2017          621,130
      2,590,000   Turlock, CA Health Facility (Emanuel
                  Medical Center) COP(1)                      5.000        10/15/2022        2,379,873
        305,000   Turlock, CA Health Facility (Emanuel
                  Medical Center) COP(1)                      5.125        10/15/2027          270,322
      2,500,000   Turlock, CA Health Facility (Emanuel
                  Medical Center) COP(1)                      5.125        10/15/2037        2,070,675
         60,000   Turlock, CA Public Financing Authority      5.450        09/01/2024           60,209
         35,000   Union City, CA Special Tax Community
                  Facilities District No. 1997-1(1)           5.800        09/01/2028           30,959
     15,000,000   University of California (Regents
                  Medical Center)(1)                          0.958(8)     05/15/2047        9,468,750
        100,000   Upland, CA Community Facilities
                  District Special Tax (Colonies at San
                  Antonio)(1)                                 5.900        09/01/2024           97,168
         60,000   Upland, CA Community Facilities
                  District Special Tax (Colonies at San
                  Antonio)(1)                                 6.000        09/01/2024           55,435
         95,000   Vacaville, CA Public Financing
                  Authority(1)                                5.400        09/01/2022           95,035
         50,000   Valley Center-Pauma, CA Unified School
                  District (Woods Valley Ranch)(1)            6.000        09/01/2033           44,130
      1,595,000   Ventura County, CA Area Hsg. Authority
                  (Mira Vista Senior Apartments)(1)           5.150        12/01/2031        1,302,365
         50,000   Watsonville, CA Redevel. Agency Tax
                  Allocation (Watsonville 2000
                  Redevel.)(1)                                5.000        09/01/2024           49,193
         50,000   West Kern, CA Water District(1)             4.500        06/01/2025           46,173
        145,000   West Patterson, CA Financing Authority
                  Special Tax(1)                              6.100        09/01/2032          117,282
      2,000,000   West Sacramento, CA Financing
                  Authority Special Tax(1)                    6.100        09/01/2029        1,830,340
      2,000,000   West Sacramento, CA Special Tax
                  Community Facilities District No. 23(1)     5.300        09/01/2037        1,438,600
        700,000   Westside, CA Union School District(1)       5.000        09/01/2026          565,516
      3,860,000   Westside, CA Union School District(1)       5.000        09/01/2036        2,874,117
      4,200,000   Westside, CA Union School District(1)       5.250        09/01/2036        3,250,800


                   20 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Principal
     Amount                                                     Coupon      Maturity         Value
---------------                                              -----------   ----------   --------------
California Continued
$        10,000   Woodland, CA Special Tax Community
                  Facilities District No. 1(1)                6.000%       09/01/2028   $        9,051
      3,550,000   Yuba City, CA Redevel. Agency(1)            5.250        09/01/2039        3,001,137
         15,000   Yucaipa, CA Redevel. Agency (Eldorado       6.000        05/01/2030           14,312
                  Palms Mobile Home)(1)
                                                                                        --------------
                                                                                         1,610,188,376
U.S. Possessions--7.0%
      3,035,000   Northern Mariana Islands Ports
                  Authority,
                  Series A(1)                                 5.500        03/15/2031        2,349,272
      1,695,000   Northern Mariana Islands Ports
                  Authority, Series A                         6.250        03/15/2028        1,220,163
      3,700,000   Puerto Rico Aqueduct & Sewer
                  Authority(1)                                0.000(4)     07/01/2024        3,680,945
      1,900,000   Puerto Rico Aqueduct & Sewer
                  Authority(1)                                6.000        07/01/2038        1,988,388
      1,000,000   Puerto Rico Commonwealth GO(1)              5.500        07/01/2021        1,066,590
     23,500,000   Puerto Rico Highway & Transportation
                  Authority, Series N(1)                      0.725(8)     07/01/2045       13,630,000
        900,000   Puerto Rico Infrastructure (Mepsi
                  Campus)(1)                                  6.500        10/01/2037          838,170
      6,055,000   Puerto Rico ITEMECF (Cogeneration
                  Facilities)(1)                              6.625        06/01/2026        6,108,405
     40,340,000   Puerto Rico Port Authority (American
                  Airlines), Series A                         6.250        06/01/2026       32,668,139
         25,000   Puerto Rico Port Authority (American
                  Airlines), Series A                         6.300        06/01/2023           20,825
      1,000,000   Puerto Rico Public Buildings
                  Authority(1)                                6.000        07/01/2019        1,090,420
      4,825,000   Puerto Rico Public Buildings
                  Authority(1)                                6.750        07/01/2036        5,379,393
      1,200,000   Puerto Rico Sales Tax Financing Corp.,
                  Series A(1)                                 6.500        08/01/2044        1,359,492
      3,500,000   Puerto Rico Sales Tax Financing Corp.,
                  Series C(1)                                 6.000        08/01/2042        3,796,905
     27,000,000   V.I. Public Finance Authority (Hovensa      6.500        07/01/2021       27,545,130
                  Coker)(1)
                                                                                        --------------
                                                                                           102,742,237
Total Investments, at Value (Cost $1,997,539,009)-116.4%                                 1,712,930,613
Liabilities in Excess of Other Assets-(16.4)                                              (240,851,684)
                                                                                        --------------
Net Assets-100.0%                                                                       $1,472,078,929
                                                                                        ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) When-issued security or delayed delivery to be delivered and settled after April 30, 2010. See accompanying Notes.

(8.) Represents the current interest rate for a variable or increasing rate security.


                   21 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                                               LEVEL 2--
                                                 OTHER        LEVEL 3--
                              LEVEL 1--       SIGNIFICANT     SIGNIFICANT
                              UNADJUSTED      OBSERVABLE     UNOBSERVABLE
                            QUOTED PRICES       INPUTS          INPUTS           VALUE
                            -------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                    $--        $1,610,188,376        $--       $1,610,188,376
   U.S. Possessions               --           102,742,237         --          102,742,237
                                 ---        --------------        ---       --------------
Total Assets                     $--        $1,712,930,613        $--       $1,712,930,613
                                 ---        --------------        ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CDA       Communities Devel. Authority
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
GO        General Obligation
HFA       Housing Finance Agency
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA     Orange County Educational Arts Academy
ROLs      Residual Option Longs
SJHS      St. Joseph Health System
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS


                   22 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase


                   23 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)


or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $2,463,740

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $261,240,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $381,142,301 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $261,240,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                COUPON   MATURITY
  AMOUNT     INVERSE FLOATER(1)                                          RATE(2)     DATE         VALUE
----------   ---------------------------------------------------------   -------   --------   ------------
$2,500,000   Anaheim, CA Public Financing Authority ROLs(3)              18.522%    10/1/39    $2,921,025


                   24 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 2,500,000   Bay Area, CA  Toll Authority ROLs                           19.476      4/1/43      3,214,700
 2,500,000   Bay Area, CA Toll Authority (San Francisco Bay Area)
             ROLs(3)                                                     19.983      4/1/44      3,410,750
 5,000,000   CA Austin Trust Various States Inverse Certificates ROLs    10.337      8/1/38      4,419,100
 6,300,000   CA Austin Trust Various States Inverse Certificates         10.134      2/1/42      7,061,859
 2,495,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)          17.679     12/1/27      1,798,496
 3,555,000   CA Health Facilities Financing Authority (Providence
             Health & Service/Provident Health System-Oregon)            19.165     10/1/39      4,290,743
 5,000,000   CA HFA (Home Mtg.) DRIVERS                                   8.773      2/1/29      4,256,350
 7,530,000   CA HFA DRIVERS                                              15.180      8/1/25      8,509,728
 3,020,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)    25.282      8/1/43      3,087,255
 5,775,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)    18.920      2/1/43      6,501,264
 3,465,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)    20.174      2/1/49      3,926,469
 3,710,000   CA Public Works (Regents University) DRIVERS                17.156      4/1/34      3,890,529
 3,000,000   CA Statewide CDA ROLs                                       20.579      7/1/47      3,236,280
 2,840,000   Citrus, CA Community College District DRIVERS               18.961      6/1/31      3,617,933
 1,290,000   Grossmont, CA Union High School District ROLs(3)            19.511      8/1/30      1,696,918
 1,225,000   Grossmont, CA Union High School District ROLs(3)            19.546      8/1/31      1,580,667
 4,005,000   Long Beach, CA Bond Finance Authority Natural Gas ROLs(3)   12.164    11/15/37      3,640,585
 3,750,000   Los Angeles, CA Community College District ROLs(3)          17.508      8/1/33      4,126,050
 2,500,000   Los Angeles, CA Community College District ROLs(3)          21.593      8/1/33      3,737,000
 4,735,000   Los Angeles, CA Dept. of Airports (Los Angeles
             International Airport) DRIVERS                              13.807     5/15/24      5,262,574
 3,335,000   Los Angeles, CA Dept. of Airports (Los Angeles
             International Airport) DRIVERS                              14.175     5/15/26      3,741,303
 3,665,000   Los Angeles, CA Dept. of Airports (Los Angeles
             International Airport) DRIVERS                              14.188     5/15/27      4,081,711
 3,365,000   Los Angeles, CA Dept. of Airports (Los Angeles
             International Airport) DRIVERS                              14.182     5/15/28      3,706,817
   750,000   Los Angeles, CA Dept. of Water & Power DRIVERS              18.803      7/1/34        995,835
 3,000,000   Los Angeles, CA Dept. of Water & Power DRIVERS              18.803      7/1/38      3,920,100
 4,075,000   Los Angeles, CA Harbor Dept. DRIVERS                        18.160      8/1/34      4,827,408
 3,750,000   Orange County, CA Sanitation District COP ROLs(3)           17.538      2/1/35      4,547,400
 6,835,000   Port of Oakland, CA ROLs(3)                                 13.241     11/1/32      6,805,952
 2,500,000   San Diego, CA Regional Building Authority (County
             Operations Center & Annex) DRIVERS                          18.824      2/1/36      3,089,500
                                                                                              ------------
                                                                                              $119,902,301
                                                                                              ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 22 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $121,915,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may


                   25 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $5,397,375
Market Value                        $2,390,504
Market Value as a%  of Net Assets         0.16%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,737,931,401(1)
                                 ==============
Gross unrealized appreciation    $   60,342,783
Gross unrealized depreciation      (357,650,014)
                                 --------------
Net unrealized depreciation      $ (297,307,231)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $272,306,443, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                   26 | Oppenheimer California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010